Convertible Redeemable Preferred Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands								2 Months Ended	12 Months Ended
	Oct. 20, 2020 CNY (¥) shares	Oct. 20, 2020 USD ($) shares	Mar. 06, 2020 CNY (¥)	Feb. 22, 2019 CNY (¥) shares	Jan. 03, 2019 USD ($) shares	Aug. 08, 2017 CNY (¥) shares	Aug. 08, 2017 USD ($) $ / shares shares	Sep. 09, 2020 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Jan. 12, 2021 shares	Oct. 20, 2020 $ / shares	Feb. 22, 2019 $ / shares	Jan. 01, 2019 $ / shares	Aug. 14, 2018 CNY (¥) shares	Aug. 14, 2018 USD ($) $ / shares shares
Convertible Redeemable Preferred Stock [Line Items]
Proceeds from redeemable convertible preferred stock | ¥											¥ 795,420		¥ 439,501
Shares of one class converted into another conversion ratio									1	1
Tenure of the founder of the company in the capacity of chairman or president or in any other capacity									5 years	5 years	5 years
Stock issuance stock									¥ 14,458	$ 2,269	¥ 3,144
Temporary equity redemption price as percentage of issue price per share									100.00%	100.00%	100.00%
Accretion of convertible redeemable preferred shares to redemption value									¥ 1,989	$ 312	¥ 62,733		36,802
Common stock, shares outstanding									337,969,926	337,969,926	99,044,776
Variable Interest Entities [Member]
Convertible Redeemable Preferred Stock [Line Items]
Stock shares repurchased during the period shares					104,478
Payments for the repurchase of redeemable convertible preferred stock and common stock													44,705	$ 6,657
Deemed Dividend To The Holders Of Redeemable Convertible Preferred Stock And Equity Stock | ¥													¥ 32,840
Variable Interest Entities [Member] | Convertible Loan Agreement [Member] | Convertible Debt [Member]
Convertible Redeemable Preferred Stock [Line Items]
Debt instrument face value																			¥ 138,695	$ 22,000
Series A Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Temporary equity stock shares issued during the period shares						3,656,716	3,656,716
Temporary equity sale or issue price per share | $ / shares							$ 3.032
Proceeds from redeemable convertible preferred stock						¥ 69,800	$ 11,087
Shares of one class converted into another number													31,343,284	31,343,284
Shares converted from one class to another conversion price | $ / shares																		$ 0.3032
Temporary equity liquidation preference per share as a percentage of issue price									150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Temporary equity redemption price as percentage of issue price per share									150.00%	150.00%	150.00%	150.00%	150.00%	150.00%
Accretion of convertible redeemable preferred shares to redemption value | ¥									¥ 867		¥ 28,134		¥ 10,794
Series A Redeemable Convertible Preferred Shares [Member] | Modification Of Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Reclassification from permanent equity to temporary equity | ¥												¥ 625
Series A Redeemable Convertible Preferred Shares [Member] | Variable Interest Entities [Member]
Convertible Redeemable Preferred Stock [Line Items]
Temporary equity shares repurchased during the period shares					522,388
Series B Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Temporary equity liquidation preference per share as a percentage of issue price									140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
Temporary equity redemption price as percentage of issue price per share									140.00%	140.00%	140.00%	140.00%	140.00%	140.00%
Series B Redeemable Convertible Preferred Shares [Member] | Series B Two Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Temporary equity stock shares issued during the period shares				59,327,653
Temporary equity sale or issue price per share | $ / shares																	$ 1.0619
Proceeds from redeemable convertible preferred stock				¥ 439,501	$ 63,000
Series C One Redeemable Convertible Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Temporary equity stock shares issued during the period shares	61,364,562	61,364,562
Temporary equity sale or issue price per share | $ / shares																$ 1.635331
Proceeds from redeemable convertible preferred stock | $		$ 100,351
Temporary equity liquidation preference per share as a percentage of issue price	100.00%
Stock issuance stock									¥ 13,386	$ 2,000
Temporary equity redemption price as percentage of issue price per share												100.00%	100.00%	100.00%
Series C One Redeemable Convertible Preferred Shares [Member] | Variable Interest Entities [Member] | Warrant Agreement [Member]
Convertible Redeemable Preferred Stock [Line Items]
Class of warrants or rights number of securities called by warrants or rights																			21,735,721	21,735,721
Class of warrants or rights exercise price per share | $ / shares																				$ 1.0122
Series B 1 convertible redeemable preferred shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Number of shares issued in exchange for Convertible debt								21,735,721
Series A Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Percentage of original issue price on each preferred share			150.00%
Annual compound interest rate on the original issue price on each preferred share accrued			(8.00%)
Change in fair value of preferred shares after modification | ¥	¥ 1,284		¥ 9,055
Preferred stock, shares outstanding															31,343,284
Common stock, shares outstanding															31,343,284
Series A Preferred Shares [Member] | Maximum [Member]
Convertible Redeemable Preferred Stock [Line Items]
Fair Value of Shares oustanding | ¥	1,760
Series A Preferred Shares [Member] | Minimum [Member]
Convertible Redeemable Preferred Stock [Line Items]
Fair Value of Shares oustanding | ¥			¥ 9,055
Series B 1 Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Change in fair value of preferred shares after modification | ¥	82
Preferred stock, shares outstanding															21,735,721
Common stock, shares outstanding															21,735,721
Series B 2 Preferred Shares [Member]
Convertible Redeemable Preferred Stock [Line Items]
Change in fair value of preferred shares after modification | ¥	¥ 394
Preferred stock, shares outstanding															59,327,653
Common stock, shares outstanding															59,327,653
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Stock [Line Items]
Preferred stock, shares outstanding															61,364,562
Common stock, shares outstanding															61,364,562